UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II



        REAVES SELECT RESEARCH FUND
        ANNUAL REPORT                                         JULY 31, 2005



--------------------------------------------------------------------------------




              ----------------------------------------------------
                              W.H. REAVES & COMPANY
                              INVESTMENT MANAGEMENT
              ----------------------------------------------------




--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Statement of Net Assets .................................................      4

Statement of Operations .................................................      8

Statement of Changes in Net Assets ......................................      9

Financial Highlights ....................................................     10

Notes to Financial Statements ...........................................     12

Report of Independent Registered Public Accounting Firm .................     18

Trustees and Officers of The Advisors' Inner Circle Fund II .............     20

Disclosure of Fund Expenses .............................................     28

Approval of Investment Advisory Agreement ...............................     30

Notice to Shareholders ..................................................     32

--------------------------------------------------------------------------------




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

July 31, 2005

Dear Shareholder:

Since inception December 22, 2004 through July 31, 2005, the Fund returned 16.86% (Institutional Class) compared to 3.10% for the S&P 500 Index and 17.13% for the S&P 500 Utilities Index. During that time assets under management grew from $7.6 million to approximately $68 million.

We believe that the success we have enjoyed to date is a function of our bottom up investment strategy that focuses on utility and energy companies with sound balance sheets, reasonable earnings growth and the ability and the commitment to pay a dividend. Our view is that major investment is required to upgrade our country's infrastructure in the areas of power generation and transmission; gas storage, transfer and transport; water and waste water services, and broadband communications. Moreover, the legislative and regulatory climate has become more supportive of the use of market forces to address these needs. The recent energy bill repealed the Public Utilities Holding Company Act, which restricted mergers and acquisitions in the electric utility sector. As a result of the Act's repeal we anticipate increased merger and acquisition activity to favorably affect electric utility investment. In our opinion, recent decisions by the Federal Energy Regulatory Commission (FERC) and the Federal Communications Commission
(FCC) favored competition over regulation. As a consequence we anticipate growth in capital investment and improved profitability for selected utility and telecommunications companies.

Electric utilities, the largest Fund sector, made the greatest contribution to performance followed by the oil and oil service companies, the second largest sector of the Fund. Oil and natural gas prices have reached record high prices in recent months. Our view is that the price of oil and gas will be volatile in coming months, but it is likely that the prices for oil and natural gas will reach equilibrium at levels which bode well for the future profitability of the Fund's energy investments. Although the prices of electric utility stocks have risen, it is our view that carefully researched and selected utilities are not over valued in a climate of low inflation, and sub five percent long term interest rates for companies with good earnings growth and dividends.

Consistent with our conviction that regular dividends provide a foundation for investment success, your Fund has established a policy of paying a quarterly dividend. To the extent the dividend is paid from dividend income, the goal will be to maximize qualified dividend income which is taxed at a favorable federal rate. A portion of the total annual distribution is likely to consist of some long term and short term capital gains.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Although short and long term interest rates have risen over the preceding year, the economy continues to experience historically favorable interest rates while inflation appears to be under control. The interest rate climate, combined with the positive legislative and regulatory events mentioned previously, provides a good climate for continued earnings growth and increasing dividends from selected utility and energy stocks. Our experience has been that when interest rate fears spark a market sell-off of utilities, such periods of price weakness are an opportunity to reposition the portfolio to achieve higher returns going forward. Similarly, the volatility we anticipate in the energy sector may well afford the Fund the opportunity to invest at lower prices and higher dividend yields in the companies we favor for good long term investment returns.

We appreciate your investment in the Reaves Select Research Fund.


Very truly yours,



William H. Reaves          William A. Ferer          Ronald J. Sorenson
Chairman                   President                 Chief Investment Officer



THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES INDEX is a subset of the S&P 500 Composite Index that contains those securities that fall under the utilities sector.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment
[Line Graph Omitted}
Plot points follow:

              Reaves Select
              Research Fund,            S&P 500           S&P 500
            Institutional Class          Index        Utilities Index
12/31/04         $10,000                $10,000           $10,000
07/31/05         $11,746                $10,287           $11,779

                            Period Ended on July 31st

                                            ----------------------------------
                                                       TOTAL RETURN
                                              FOR PERIOD ENDED JULY 31, 2005
                                            ----------------------------------
                                                        Cumulative
                                                       Inception to
                                                          Date*
                                            ----------------------------------
                                                          16.86%
                                            ----------------------------------


Growth of a $10,000 Investment
[Line Graph Omitted}
Plot points follow:

              Reaves Select
              Research Fund,            S&P 500           S&P 500
                  Class A                Index        Utilities Index
12/31/04         $10,000                $10,000           $10,000
07/31/05         $10,997                $10,513           $11,174

                            Period Ended on July 31st

                                            ----------------------------------
                                                       TOTAL RETURN
                                              FOR PERIOD ENDED JULY 31, 2005
                                            ----------------------------------
                                                        Cumulative
                                                       Inception to
                                                          Date*
                                            ----------------------------------
                                                          9.97%
                                            ----------------------------------

* INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 22, 2004. IF THE ADVISOR AND/OR SERVICE PROVIDERS HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.
** CLASS A SHARES WERE OFFERED BEGINNING MARCH 31, 2005.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
                   MAY BE WORTH LESS THAN ITS ORIGINAL COST.
THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
              MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                         TO BUY INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
          PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[Bar Chart Omitted]
Plot points follow:

38.8%  Electric Utilities
22.3%  Energy
19.0%  Gas
12.8%  Telecommunication Services
 3.9%  Petroleum Refining
 1.1%  Financial Services
 1.0%  Short-Term Investments
 0.3%  Corporate Obligation
 0.3%  Communications Equipment
 0.2%  Offshore Drilling
 0.2%  Drugs
 0.1%  Preferred Stock
 0.0%  Concrete & Mineral Products
+ Percentages are based on investments.

----------------------------------------------------------------------------------------------------
 COMMON STOCK+ -- 98.8%
----------------------------------------------------------------------------------------------------

                                                                            SHARES         VALUE
                                                                          ----------    -----------

COMMUNICATIONS EQUIPMENT -- 0.3%
   Qualcomm ...........................................................       5,000     $   197,450
                                                                                        -----------
CONCRETE & MINERAL PRODUCTS -- 0.0%
   Birch Mountain Resources Ltd.* .....................................       9,000          22,500
                                                                                        -----------
DRUGS -- 0.1%
   Pfizer .............................................................       3,470          91,955
                                                                                        -----------
ELECTRIC UTILITIES -- 38.9%
   Ameren .............................................................      13,075         727,232
   Constellation Energy Group .........................................      70,760       4,260,460
   Dominion Resources .................................................      27,568       2,036,172
   Duke Energy ........................................................     123,850       3,658,529
   Enel ADR ...........................................................      22,000         943,800
   Exelon .............................................................      60,549       3,240,582
   FirstEnergy ........................................................      15,000         746,700
   FPL Group ..........................................................      32,050       1,381,996
   Great Plains Energy ................................................      72,000       2,337,120
   ITC Holdings* ......................................................       1,500          42,000
   PG&E ...............................................................         500          18,815
   PNM Resources ......................................................      38,000       1,116,820
   PPL ................................................................      22,805       1,404,332
   SCANA ..............................................................      20,000         840,600


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  4

THE ADVISORS' INNER CIRCLE FUND II                                                     REAVES SELECT
                                                                                       RESEARCH FUND
                                                                                       JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------

                                                                            SHARES         VALUE
                                                                          ----------    -----------

ELECTRIC UTILITIES -- CONTINUED
   Sierra Pacific Resources* ..........................................      30,000     $   389,400
   TransAlta ..........................................................      16,000         281,280
   TXU ................................................................      36,000       3,119,040
                                                                                        -----------
                                                                                         26,544,878
                                                                                        -----------
ENERGY -- 22.4%
   Ashland ............................................................      33,150       2,037,068
   BP ADR .............................................................      53,741       3,540,457
   ConocoPhillips .....................................................      18,000       1,126,620
   Exxon Mobil ........................................................      54,911       3,226,021
   National-Oilwell* ..................................................      10,000         523,500
   Royal Dutch Petroleum ..............................................      10,000         613,400
   Schlumberger Ltd. ..................................................       8,500         711,790
   Talisman Energy ....................................................      15,100         659,266
   Todco, Cl A* .......................................................      50,000       1,535,500
   Transocean* ........................................................      23,000       1,297,890
                                                                                        -----------
                                                                                         15,271,512
                                                                                        -----------
FINANCIAL SERVICES -- 1.0%
   Berkshire Hathaway, Cl B* ..........................................         200         556,400
   Wells Fargo ........................................................       2,512         154,086
                                                                                        -----------
                                                                                            710,486
                                                                                        -----------
GAS -- 19.1%
   Energen ............................................................      10,000         351,000
   Equitable Resources ................................................       8,600         611,030
   Oneok ..............................................................     101,950       3,563,152
   Sempra Energy ......................................................      75,000       3,187,500
   South Jersey Industries ............................................      53,050       1,558,079
   Southern Union .....................................................      40,000       1,017,600
   Southwest Gas ......................................................      30,000         803,400
   Williams ...........................................................      90,000       1,911,600
                                                                                        -----------
                                                                                         13,003,361
                                                                                        -----------
OFFSHORE DRILLING -- 0.2%
   Pride International* ...............................................       5,000         130,100
                                                                                        -----------


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  5

THE ADVISORS' INNER CIRCLE FUND II                                                     REAVES SELECT
                                                                                       RESEARCH FUND
                                                                                       JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------

                                                                            SHARES         VALUE
                                                                          ----------    -----------

PETROLEUM REFINING -- 3.9%
   Marathon Oil .......................................................       7,836     $   457,309
   Royal Dutch Shell ADR, Cl A ........................................      32,358       1,982,898
   Royal Dutch Shell ADR, Cl B ........................................       3,822         243,347
                                                                                        -----------
                                                                                          2,683,554
                                                                                        -----------
TELECOMMUNICATION SERVICES -- 12.9%
   Alltel .............................................................      16,675       1,108,887
   AT&T ...............................................................      38,000         752,400
   BCE ................................................................      30,000         724,800
   Citizens Communications ............................................     110,000       1,445,400
   CommScope* .........................................................      65,000       1,097,850
   SBC Communications .................................................      67,413       1,648,248
   Sprint .............................................................      44,500       1,197,050
   Vodafone Group ADR .................................................      31,000         800,730
                                                                                        -----------
                                                                                          8,775,365
                                                                                        -----------
   TOTAL COMMON STOCK
      (Cost $49,405,830) ..............................................                  67,431,161
                                                                                        -----------
----------------------------------------------------------------------------------------------------
 CORPORATE OBLIGATION -- 0.3%
----------------------------------------------------------------------------------------------------

                                                                             FACE
                                                                            AMOUNT
                                                                          ----------
   Calpine
      7.875%, 04/01/08 ................................................    $325,000         228,313
                                                                                        -----------
   TOTAL CORPORATE OBLIGATION
      (Cost $278,405) .................................................                     228,313
                                                                                        -----------
----------------------------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.1%
----------------------------------------------------------------------------------------------------

                                                                            SHARES
                                                                          ----------
GAS -- 0.1%
   Public Service Enterprise Group ....................................       1,000          81,070
                                                                                        -----------
   TOTAL PREFERRED STOCK
      (Cost $39,560) ..................................................                      81,070
                                                                                        -----------


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  6

THE ADVISORS' INNER CIRCLE FUND II                                                     REAVES SELECT
                                                                                       RESEARCH FUND
                                                                                       JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 1.0%
----------------------------------------------------------------------------------------------------

                                                                            SHARES         VALUE
                                                                          ----------    -----------

CASH EQUIVALENTS -- 1.0%
   SEI Government Money Market Fund ...................................     303,455     $   303,455
   SEI Prime Obligations Money Market Fund ............................     355,307         355,307
                                                                                        -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $658,762) .................................................                     658,762
                                                                                        -----------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $50,382,557) ..............................................                  68,399,306
                                                                                        -----------
OTHER ASSETS AND LIABILITIES -- (0.2)%
   Investment Advisory Fees Payable ...................................                     (42,774)
   Administrative Fees Payable ........................................                      (5,264)
   Trustees' Fees Payable .............................................                      (3,423)
   Distribution Fees Payable ..........................................                        (130)
   Payable for Investment Securities Purchased ........................                    (570,290)
   Other Assets and Liabilities, Net ..................................                     494,100
                                                                                        -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................................                    (127,781)
                                                                                        -----------
   NET ASSETS -- 100.0% ...............................................                 $68,271,525
                                                                                        ===========
----------------------------------------------------------------------------------------------------
 NET ASSETS:
----------------------------------------------------------------------------------------------------
   Paid-in Capital (Unlimited authorization -- No par value) ..........                 $47,443,811
   Undistributed net investment income ................................                      15,835
   Accumulated net realized gain on investments .......................                   2,795,130
   Net unrealized appreciation on investments .........................                  18,016,749
                                                                                        -----------
   NET ASSETS .........................................................                 $68,271,525
                                                                                        ===========

   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Class ($67,697,808 / 5,851,822 shares) ............                      $11.57
                                                                                             ======
   Net Asset Value and Redemption Price Per Share --
      Class A ($573,717 / 49,585 shares) ..............................                      $11.57
                                                                                             ======
   Maximum Offering Price Per Share --
      Class A ($11.57 / 95.25%) (A) ...................................                      $12.15
                                                                                             ======

   * NON-INCOME PRODUCING SECURITY
 (A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
   + NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR
     REPORTING.
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  7

THE ADVISORS' INNER CIRCLE FUND II                          REAVES SELECT
                                                            RESEARCH FUND
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2005*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of withholding taxes $22,486) ....................    $  994,325
Interest ........................................................        45,046
                                                                     ----------
TOTAL INVESTMENT INCOME .........................................     1,039,371
                                                                     ----------
EXPENSES
Investment Advisory Fees ........................................       235,599
Administration Fees .............................................        31,414
Trustees Fees ...................................................         6,033
Distribution Fees (Class A) .....................................           130
Transfer Agent Fees .............................................        47,819
Organizational Costs ............................................        35,675
Registration Fees ...............................................        15,843
Audit Fees ......................................................        15,309
Legal Fees ......................................................        14,136
Printing Fees ...................................................        13,383
Custodian Fees ..................................................         5,419
Insurance and other expenses ....................................        10,071
                                                                     ----------
TOTAL EXPENSES ..................................................       430,831
                                                                     ----------
Less:
Advisory Fee Waiver .............................................       (26,691)
Reimbursement by investment adviser .............................        (7,500)
                                                                     ----------
NET EXPENSES ....................................................       396,640
                                                                     ----------
NET INVESTMENT INCOME ...........................................       642,731
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ................................     2,795,130
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ............     4,982,480
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................     7,777,610
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $8,420,341
                                                                     ==========

  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                       PERIOD
                                                                        ENDED
                                                                      JULY 31,
                                                                        2005*
                                                                    ------------
OPERATIONS:
   Net Investment Income .......................................    $   642,731
   Net Realized Gain on Investments ............................      2,795,130
   Net Change in Unrealized Appreciation on Investments ........      4,982,480
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      8,420,341
                                                                    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income
     Institutional .............................................       (625,821)
     Class A ...................................................         (1,075)
                                                                    -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...........................       (626,896)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS(2):
   Institutional Class
     Issued** ..................................................     54,540,563
     Issued in connection with conversion(1) ...................      7,071,593
     In Lieu of Cash Distributions .............................        468,334
     Redeemed ..................................................     (2,164,309)
                                                                    -----------
   Net Institutional Class Capital share transactions ..........     59,916,181
                                                                    -----------
   Class A***
     Issued ....................................................        560,875
     In Lieu of Cash Distributions .............................          1,070
     Redeemed ..................................................            (46)
                                                                    -----------
   Net Class A Capital share transactions ......................        561,899
                                                                    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ................     60,478,080
                                                                    -----------
      TOTAL INCREASE IN NET ASSETS .............................     68,271,525
                                                                    -----------
NET ASSETS:
   Beginning of Period .........................................             --
   End of Period (including undistributed net
     investment income of $15,835) .............................    $68,271,525
                                                                    ===========

  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 9). *** CLASS A SHARES WERE OFFERED BEGINNING MARCH 31, 2005.
(1) REPRESENTS THE VALUE OF THE SECURITIES TRANSFERRED IN-KIND ON DECEMBER 22, 2004.
(2) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  INSTITUTIONAL
                                                                  CLASS SHARES
                                                                  -------------
                                                                      PERIOD
                                                                       ENDED
                                                                     JULY 31,
                                                                       2005*
                                                                  -------------
Net Asset Value,
   Beginning of Period ......................................         $10.00
                                                                      ------
Income from Operations:
   Net Investment Income ....................................           0.13(1)
   Net Realized and Unrealized Gain .........................           1.55(1)
                                                                      ------
Total from Operations .......................................           1.68
                                                                      ------
Dividends:
   Net Investment Income ....................................          (0.11)
                                                                      ------
Total Dividends .............................................          (0.11)
                                                                      ------
Net Asset Value, End of Period ..............................         $11.57
                                                                      ======
TOTAL RETURN+ ...............................................          16.86%***
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................        $67,698
Ratio of Expenses to Average Net Assets .....................           1.26%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers/Reimbursements) ..................................           1.37%**
Ratio of Net Investment Income to Average Net Assets ........           2.05%**
Portfolio Turnover Rate++ ...................................          34.80%***

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIOD.
 ++  EXCLUDES EFFECT OF IN-KIND TRANSFERS.
  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     CLASS A
                                                                     SHARES
                                                                    --------
                                                                     PERIOD
                                                                      ENDED
                                                                    JULY 31,
                                                                      2005*
                                                                    --------
Net Asset Value,
   Beginning of Period* .....................................        $10.57
                                                                    -------
Income from Operations:
   Net Investment Income ....................................          0.02(1)
   Net Realized and Unrealized Gain .........................          1.03(1)
                                                                    -------
Total from Operations .......................................          1.05
                                                                    -------
Dividends:
   Net Investment Income ....................................         (0.05)
                                                                    -------
Total Dividends .............................................         (0.05)
                                                                    -------
Net Asset Value, End of Period ..............................        $11.57
                                                                    =======
TOTAL RETURN+ ...............................................          9.97%***
                                                                    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................          $574
Ratio of Expenses to Average Net Assets .....................          1.64%**
Ratio of Expenses to Average Net Assets (Excluding
   Waivers/Reimbursements) ..................................          1.64%**
Ratio of Net Investment Income to Average Net Assets ........          0.40%**
Portfolio Turnover Rate .....................................         34.80%***

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIOD.
  *  COMMENCED OPERATIONS ON MARCH 31, 2005.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Reaves Select Research Fund, which commenced operations on December 22, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of July 31, 2005, $19,408 remained to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of $45,000 for the first year, plus $12,000 for each additional class of shares. For subsequent years, the fee is equal to the higher of $100,000, plus $12,000 for each additional class of shares, or 0.09% on the first $50 million, 0.10% on the next $50 million, 0.12% of the next $200 million, 0.08% of the next $200 million and 0.06% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted the Distribution Plan (the "Plan") for Class A Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.35% of the Fund's average net assets attributable to Class A Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.65% for the Institutional and Class A shares average daily net assets, respectively. At July 31, 2005, the amount the Adviser may seek reimbursement of previously waived and reimbursed fees for the Fund was $34,191.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. SHARE TRANSACTIONS:
                                                                   PERIOD ENDED
                                                                  JULY 31, 2005*
                                                                  --------------
SHARE TRANSACTIONS:
   Institutional Class
     Issued** .................................................      5,301,632
     Issued in connection with conversion(1) ..................        707,159
     In Lieu of Cash Distributions ............................         43,039
     Redeemed .................................................       (200,008)
                                                                   -----------
   Net Institutional Class Capital share transactions .........      5,851,822
                                                                   -----------
   Class A***
     Issued ...................................................         49,494
     In Lieu of Cash Distributions ............................             96
     Redeemed .................................................             (5)
                                                                   -----------
   Net Class A Capital share transactions .....................         49,585
                                                                   -----------
   NET INCREASE FROM SHARE TRANSACTIONS .......................      5,901,407
                                                                   ===========
  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 **  INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 9).
***  CLASS A SHARES WERE OFFERED BEGINNING MARCH 31, 2005.
(1)  SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS

7. INVESTMENT TRANSACTIONS:

For the period ended July 31, 2005, the Fund made purchases of $22,612,393 and sales of $16,834,619 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government or short-term securities, however, the Fund did receive

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
an in-kind contribution that contained long-term U.S. Government securities. From this contribution, the Fund sold $91,734 of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There are no permanent differences as of July 31, 2005.

The tax character of dividends and distributions declared and paid during the period ended July 31, 2005 was as follows:

                                            ORDINARY
                                             INCOME
                                            --------
                           2005             $626,896

As of July 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                  $   274,033
Undistributed Long-Term Capital Gain             2,576,885
Unrealized Appreciation                         18,009,862
Other Temporary Differences                        (33,066)
                                               -----------
Total Distributable Earnings                   $20,827,714
                                               ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2005 were as follows:

                    AGGREGATE GROSS       AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
    --------         ------------           ------------         ------------
   $50,389,444        $18,480,452            $(470,590)           $18,009,862

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
9. IN-KIND TRANSFERS:

On December 22, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from an Institutional Investor managed by the Adviser. As a result of this contribution, 707,159 shares of the Fund were issued for assets valued at $7,071,593.

During the period ended July 31, 2005, the Fund received subscriptions in-kind of investment securities in lieu of cash. As a result of the transfer, the securities were exchanged tax-free as follows:

INSTITUTIONAL SHARES:

                                                     UNREALIZED        SHARES
                  SUBSCRIPTIONS     SECURITIES      APPRECIATION     SUBSCRIBED
                  -------------     ----------      ------------     ----------
    02/01/05       $38,570,714      $37,109,393      $9,866,137       3,777,739
    02/07/05       $10,042,738      $ 9,202,375      $2,859,873         966,577
    02/16/05       $ 1,492,264      $ 1,339,214      $  308,259         140,119

10. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. OTHER:

At July 31, 2005, one shareholder held 39.75% of the total shares outstanding of the Fund. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reaves Select Research Fund of the Advisors' Inner Circle Fund II:

We have audited the accompanying statement of net assets of the Reaves Select Research Fund, one of the portfolios constituting The Advisors' Inner Circle Fund II, (the "Trust"), as of July 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the period from December 22, 2004 (inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Reaves Select Research Fund as of July 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 22, 2004 (inception) through July 31, 2005, in conformity with U.S. generally accepted accounting principles.


                                                         KPMG LLP


Philadelphia, Pennsylvania
September 21, 2005

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

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board

                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                   Chairman                   (Since 1991)
59 yrs. old                      of the Board
                                  of Trustees



















--------------------------------------------------------------------------------

WILLIAM M. DORAN                    Trustee                   (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
65 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------


Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of February 25, 2005.

                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------


Currently performs various services on behalf        7              Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                          Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                        Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                                Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                       Institutional International Trust,
and the Distributor, 1981-1994.                                     SEI Institutional Investments Trust,
                                                                    SEI Institutional Managed Trust,
                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                    Exempt Trust, SEI Opportunity
                                                                    Master Fund, L.P., SEI Opportunity
                                                                    Fund, L.P., SEI Absolute Return
                                                                    Master Fund, L.P., SEI Absolute
                                                                    Return Fund, L.P., SEI Global Master
                                                                    Fund, PLC, SEI Global Assets Fund,
                                                                    PLC, SEI Global Investments Fund,
                                                                    PLC and SEI Investments Global,
                                                                    Limited, SEI Investments--Global
                                                                    Fund Services, Limited, SEI
                                                                    Investments (Europe), Ltd., SEI
                                                                    Investments--Unit Trust Management
                                                                    (UK) Limited, and SEI Global
                                                                    Nominee Ltd.
------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003. Partner,        7              Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                         and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                   SEI Investments Global Fund Services
the Administrator and the Distributor. Director                     Limited, SEI Investments (Europe),
of SEI Investments since 1974; Secretary of                         Ltd., SEI Investments (Asia) Limited,
SEI Investments since 1978.                                         SEI Asset Korea Co., Ltd., SEI
                                                                    Investments Global Limited, Trustee of
                                                                    The Advisors' Inner Circle Fund, SEI
                                                                    Asset Allocation Trust, SEI Daily
                                                                    Income Trust, SEI Index Funds, SEI
                                                                    Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust and SEI Tax
                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                      Trustee                    (Since 1993)
78 yrs. old
--------------------------------------------------------------------------------

EUGENE B. PETERS                    Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                     Trustee                    (Since 1994)
74 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.             Trustee                    (Since 1999)
62 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------



                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------


Vice Chairman of Ameritrust Texas N.A.,              7              Trustee of The Advisors' Inner Circle
1989-1992, and MTrust Corp., 1985-1989.                             Fund.
------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice          7              Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                      Fund.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.              7              Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                   Fund, SEI Asset Allocation Trust,
December 1993.                                                      SEI Daily Income Trust, SEI Index
                                                                    Funds, SEI Institutional International
                                                                    Trust, SEI Institutional Investments
                                                                    Trust, SEI Institutional Managed
                                                                    Trust, SEI Liquid Asset Trust and SEI
                                                                    Tax Exempt Trust, and U.S. Charitable
                                                                    Gift Trust.
------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                    7              Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                         Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                           Trustee of The Fulcrum Trust.
December 1996; Chief Financial Officer,                             Trustee of The Advisors' Inner Circle
Nobel Partners, L.P., March 1991-December                           Fund, SEI Asset Allocation Trust, SEI
1996; Treasurer and Clerk, Peak Asset                               Daily Income Trust, SEI Index Funds,
Management, Inc., since 1991.                                       SEI Institutional International Trust,
                                                                    SEI Institutional Investments Trust,
                                                                    SEI Institutional Managed Trust,
                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                    Exempt Trust, SEI Opportunity
                                                                    Master Fund, L.P., SEI Absolute
                                                                    Return Fund, L.P. and SEI
                                                                    Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                  Trustee                    (Since 2005)
62 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                  Trustee                    (Since 2005)
71 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                 Trustee                    (Since 2005)
63 yrs. old

--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                 President                   (Since 2003)
42 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON               Controller and Chief              (Since 2005)
44 yrs. old                    Financial Officer


--------------------------------------------------------------------------------

WILLIAM E. ZITELLI             Chief Compliance                (Since 2004)
37 yrs. old                         Officer





--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------



                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------



Self-Employed Legal and Financial Services           7              Trustee of The Advisors' Inner Circle
Consultant since 2003. State Street Bank                            Fund.
Global Securities and Cash Operations from
1995 to 2003.
------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business          7              Director, Crown Pacific, Inc. Trustee
Project Inc. since 1997. CEO and President,                         of The Advisors' Inner Circle Fund.
United Grocers Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------

Retired.                                             7              Director, Federal Agricultural
                                                                    Mortgage Corporation. Trustee of The
                                                                    Advisors' Inner Circle Fund.
------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,         N/A                          N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------

Director, SEI Investments Fund Accounting           N/A                          N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI       N/A                          N/A
Investments and Vice President and Assistant
Secretary of SEI Investments Global Funds
Services from 2000-2004; Vice President, Merrill
Lynch & Co. Asset Management Group from
1998-2000; Associate at Pepper Hamilton LLP
from 1997-1998.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                  Vice President and               (Since 2004)
37 yrs. old                        Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO           Assistant Vice President            (Since 2000)
37 yrs. old                 and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON           Vice President and               (Since 2004)
41 yrs. old                   Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                    AML Compliance                 (Since 2005)
28 yrs. old                         Officer






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------


                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER               HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------


Employed by SEI Investments Company since            N/A                          N/A
2004. Vice President, Deutsche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                          N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                          N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                          N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                  RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             1/31/05          7/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares        $1,000.00        $1,154.80       1.26%       $6.73
HYPOTHETICAL 5% RETURN
Institutional Shares         1,000.00         1,018.55       1.26         6.31
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             3/31/05          7/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares              $1,000.00        $1,099.70       1.64%       $8.54
HYPOTHETICAL 5% RETURN
Class A Shares               1,000.00         1,016.66       1.64         8.20
--------------------------------------------------------------------------------
*Class A Shares commenced operations on March 31, 2005. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

At its November 16, 2004 meeting, the Board considered the approval of the Advisory Agreement for its initial term. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel, the Adviser's man-

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

agement strategy and investment philosophy as it relates to the Fund, the Adviser's favorable long-term performance history, the Adviser's financial condition, the Adviser's commitment to its compliance program, and the Board concluded that it was satisfied with the services to be provided to the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Fund. The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Fund's annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services. The Adviser stated that while it has a brokerage capacity, it did not expect that it would execute portfolio trades on behalf of the Fund and the Board was satisfied with the Adviser's brokerage policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the fiscal year ended July 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                                                              QUALIFYING FOR
                                                                CORPORATE
                 LONG TERM       ORDINARY                       DIVIDENDS       QUALIFYING        U.S.
               CAPITAL GAIN       INCOME           TOTAL         RECEIVED        DIVIDEND      GOVERNMENT
PORTFOLIO      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    INCOME (2)    INTEREST (3)
               -------------   -------------   -------------  --------------  --------------  ------------
Reaves Select
   Research Fund   0.00%          100.00%         100.00%         100.00%         100.00%         0.23%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.
(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-REAVES SELECT RESEARCH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                          Jersey City, New Jersey 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004












          This information must be preceded or accompanied by a current prospectus for the Fund.


WHR-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Reaves Select Research Fund (the "Fund").

KPMG billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2005 as follows:


------------------ -----------------------------------------------------
                                           2005
------- ---------- ----------------- ----------------- -----------------
                    All fees and      All fees and      All other fees
                    services to the   services to       and services to
                    Trust that were   service           service
                    pre-approved      affiliates that   affiliates that
                                      were              did not require
                                      pre-approved      pre-approval
------- ---------- ----------------- ----------------- -----------------
 (a)     Audit          $17,500             N/A               N/A
         Fees(1)

------- ---------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A
         Fees
------- ---------- ----------------- ----------------- -----------------
 (d)     All              $500              N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)  Not Applicable

(e)(2) Percentage of fees billed by KPMG applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -----------------
                                                   2005
                ---------------------------- -----------------
                 Audit-Related Fees                 N/A

                ---------------------------- -----------------
                 Tax Fees                           N/A

                ---------------------------- -----------------
                 All Other Fees                     N/A

                ---------------------------- -----------------


(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for fiscal year 2005 were $0.

(h)     Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.



ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President

Date: 09/19/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President
Date: 09/19/05


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: 09/19/05

* Print the name and title of each signing officer under his or her signature.